SUBSEQUENT EVENTS	12 Months Ended
Oct. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 13 – SUBSEQUENT EVENTS

KHEOBA Limited completed a redomicile merger effective January 12, 2026, under the Merger Agreement dated August 17, 2025. The transaction involved KHEOBA Nevada merging with and into the Company’s wholly-owned BVI subsidiary, KHOB Merge Sub Limited, which continued as the surviving entity. In connection with the merger, each outstanding share of KHEOBA Nevada ordinary shares was exchanged for one Class A Ordinary Share of KHEOBA Limited.

The redomicile merger occurred subsequent to the balance sheet date and has not been reflected in these consolidated financial statements.

In accordance with ASC 855-10 the Company has analyzed its operations subsequent to October 31, 2025 through the date the Company issues the consolidated financial statements and did not identify any subsequent events with material financial impact on the Company’s consolidated financial statements.